RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Expenses) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Commission, advertising and other expenses	89,329,551	66,713,487	40,415,004
Hotels.com (refer to a3) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	159,839	314,866	228,579
TripAdvisor China (refer to b2) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	5,335,431	3,422,325	5,901,772
Kuxun (refer to b4) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	9,332,505	5,175,662	5,812,043
Tencent (refer to c1) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	40,744	84,196	29,547
Tencent (refer to c2) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	5,241,110	9,167,909	1,783,766
Tencent (refer to c3) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	282,089	340,625
Jiuyou (refer to e) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	63,171,034	45,188,643	26,659,297
2012 Affiliate Company (refer to f) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	5,216,413	2,650,942
Others [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	550,386	368,319